April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniHoldings Fund, Inc. (MHD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$8,325	$ 8,849,830
Series A, 5.25%, 05/01/55	1,385	1,436,898
Series A, 5.25%, 05/01/56	10,065	10,228,102
Series B, 5.25%, 12/01/53	5,455	5,861,074
Series C, 5.50%, 10/01/54	10,000	10,777,414
Series F, 5.50%, 11/01/53	2,750	2,875,308
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	5,000	5,066,847
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	520	542,807
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	10,395	10,748,064
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	10,480	11,434,983
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	6,500	6,709,975
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	4,720	4,574,148
Series B, AMT, 4.75%, 12/01/54	1,100	1,025,756
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	6,435	6,772,585
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	7,900	8,088,758
Series A-1, 5.50%, 01/01/53	5,195	5,522,902
Series A-2, 4.85%, 01/01/53	5,090	5,296,544
Series B, 5.00%, 01/01/54	5,350	5,642,063
Series B, 5.25%, 03/01/55	2,375	2,456,978
Series B-1, 5.00%, 05/01/53	4,510	4,664,112
		118,575,148
Alaska — 0.3%
Municipality of Anchorage, RB, Series A, 4.50%, 02/01/60	7,020	6,234,544
Arizona — 3.9%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	2,075	1,918,256
Series A, 5.00%, 07/01/49	1,975	1,805,251
Series A, 5.00%, 07/01/54	1,525	1,358,414
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	130	122,080
Series A, 5.38%, 07/01/50	1,185	1,153,816
Series G, 5.00%, 07/01/47	435	409,297
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	5,000	5,105,926
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	8,335	8,942,839
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	165	141,700
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	7,345	6,969,727
Industrial Development Authority of the County of Pima, RB(b)
5.00%, 07/01/34	400	400,269
5.00%, 07/01/49	350	323,309
Security	Par (000)	Value
Arizona (continued)
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	$985	$ 876,271
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 03/01/55	1,440	1,601,245
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	605,268
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	640	586,828
Salt Verde Financial Corp., RB
5.00%, 12/01/32	17,135	18,368,429
5.00%, 12/01/37	13,885	14,715,515
Town of Queen Creek, COP, 5.50%, 10/01/65	19,940	21,120,524
		86,524,964
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	3,415	3,496,869
California — 6.7%
California Community Choice Financing Authority, RB(a)
Series B, Sustainability Bonds, 5.00%, 03/01/56	2,935	3,131,254
Series B-2, Sustainability Bonds, 3.54%, 02/01/52	1,500	1,434,491
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	300	294,540
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,674,310
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	3,470	3,062,416
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,502,142
California Housing Finance Agency, RB, M/F Housing, Class 3, 5.80%, 04/01/36(b)	3,270	3,242,872
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (BAM), 5.00%, 01/01/28(c)	10,100	10,526,291
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	6,645	3,854,100
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	800	810,453
AMT, Senior Lien, 4.00%, 12/31/47	780	691,135
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(a)	3,700	3,668,907
Series A, 6.10%, 12/01/37	3,700	3,712,497
California Municipal Finance Authority, RB, S/F Housing, Series 2025-1, Class A-1, 0.00%, 02/20/41(a)	1,329	1,238,741
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	1,325	1,226,358
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,643,916
City of Los Angeles Department of Airports, ARB
Series A, AMT, 05/15/42(d)	11,420	11,529,583
AMT, Sustainability Bonds, 5.00%, 05/15/47	4,420	4,528,173
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	4,425	4,716,094

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	$180	$ 183,328
Hartnell Community College District, GO
Series D, 7.00%, 08/01/34	1,650	1,738,560
Series C, Election 2008, 0.00%, 07/01/38(e)	2,000	1,301,573
Sustainability Bonds, 4.00%, 07/01/53	7,580	7,109,384
Indio Finance Authority, Refunding RB, Series A, (NPFGC), 4.50%, 11/01/52	2,405	2,423,285
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(f)	1,580	1,629,679
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(e)	8,000	4,869,170
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39	2,605	3,236,698
Series B, Election 2006, 0.00%, 08/01/30(e)	1,500	1,336,417
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	7,630	7,440,150
Riverside County Transportation Commission, RB, CAB(e)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,623,780
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,968,903
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,335,935
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	2,940	2,697,593
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)	2,800	2,928,073
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,516,332
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,161,068
San Diego Unified School District, GO(e)(g)
Class A, 0.00%, 07/01/29	5,315	4,874,426
Series A, 0.00%, 07/01/29	685	628,219
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	1,400	1,206,998
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	11,105	11,522,760
San Marcos Unified School District, GO, CAB(e)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,376,155
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,661,455
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,789,164
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,211,491
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	1,000	1,007,078
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	2,690	2,708,771
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(e)	10,000	6,758,724
		149,733,442
Colorado — 1.0%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	249,980
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/48	1,800	1,803,289
Series A, AMT, 4.13%, 11/15/53	1,290	1,131,739
Series D, AMT, 5.75%, 11/15/45	3,310	3,590,527
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(e)	$915	$ 533,117
Colorado Educational & Cultural Facilities Authority, RB, 5.50%, 07/01/40	2,510	2,511,367
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	646,190
5.50%, 11/01/47	1,055	1,113,890
5.25%, 11/01/52	1,920	1,978,623
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 11/15/46	1,610	1,473,975
Series A, 4.00%, 08/01/49	1,950	1,675,730
Series A, 4.00%, 05/15/52	1,500	1,351,177
Series A, 5.00%, 05/15/52	3,000	3,062,238
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Sustainability Bonds, (AGM), 4.48%, 03/01/44	315	314,441
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	830	830,696
		22,266,979
Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,695	1,561,519
State of Connecticut Special Tax Revenue, RB, Series A-2, 5.00%, 07/01/43	1,420	1,552,787
Waterbury Housing Authority, RB, M/F Housing, Series A, (AGM), 4.50%, 02/01/42	935	941,185
		4,055,491
Delaware — 0.2%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	1,100	1,104,581
Series A, 5.00%, 07/01/53	2,585	2,381,278
		3,485,859
District of Columbia — 3.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A, Sustainability Bonds, (PSF), 4.88%, 09/01/45	720	743,402
District of Columbia Income Tax Revenue, RB, Series A, 5.00%, 07/01/47	2,050	2,137,658
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	2,865	3,048,082
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	31,045	32,037,515
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	8,510	8,996,127
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/48	1,000	1,033,924
Series A, AMT, 5.25%, 10/01/49	1,190	1,232,379
Series A, AMT, 5.50%, 10/01/55	2,255	2,380,035
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/34(e)	10,170	7,483,815
Series B, 2nd Senior Lien, (PSF), 0.00%, 10/01/35(e)	13,485	9,485,651
Series B, Subordinate, 4.00%, 10/01/49	7,985	7,066,577
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	$2,795	$ 2,654,759
Sustainability Bonds, 5.00%, 07/15/45	1,210	1,277,462
Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,228,960
		80,806,346
Florida — 5.5%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	305	261,402
Series A, 5.00%, 06/01/45	1,750	1,593,528
Series A, 5.50%, 06/01/57	655	587,747
Celebration Pointe Community Development District No. 1, SAB(h)(i)
5.00%, 05/01/32	180	144,000
5.00%, 05/01/48	530	424,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series B, 5.50%, 09/01/48	2,920	3,190,854
Series B, 5.50%, 09/01/53	1,700	1,830,431
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/29(c)	20	21,489
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	1,800	1,872,896
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(e)	6,275	2,452,707
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	1,070	894,755
Collier County Industrial Development Authority, RB, Series A, (AGM-CR), 5.00%, 10/01/54	3,500	3,542,021
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	995	1,016,193
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,492,176
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	573,963
County of Lee Florida Airport Revenue, ARB
(GTD), 5.25%, 10/01/54	4,325	4,467,244
AMT, 5.25%, 10/01/49	2,050	2,125,304
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	3,525	3,593,350
Series A, AMT, 5.50%, 10/01/55	2,840	2,981,845
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	3,120	3,157,499
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/38	950	1,008,005
Series A, AMT, 5.25%, 10/01/52	1,245	1,266,196
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	260	91,557
Series A-2, 0.00%, 10/01/47	435	142,110
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	5,085	5,180,196
(AGM), 5.75%, 09/01/54	1,455	1,561,467
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	1,155	948,597
Escambia County Health Facilities Authority, Refunding RB, 5.00%, 08/15/40	1,050	1,072,331
Security	Par (000)	Value
Florida (continued)
Finley Woods Community Development District, SAB
4.00%, 05/01/40	$265	$ 248,971
4.20%, 05/01/50	450	383,256
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/56	400	368,905
AMT, 5.00%, 05/01/29(b)	920	926,904
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	340	332,696
AMT, (PSF), 5.00%, 07/01/44	8,255	8,032,618
AMT, (PSF), 5.25%, 07/01/47	2,000	1,998,612
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (BAM), 5.00%, 07/01/50	4,415	4,469,816
Series 5, (PSF), 5.05%, 01/01/56	2,840	2,872,551
Florida State Board of Governors, RB, Series A, (PSF), 4.25%, 10/01/53	7,000	6,491,140
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 4.13%, 11/15/51	7,050	6,444,657
Series C, 5.50%, 11/15/54	3,500	3,723,698
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	181,936
5.38%, 05/01/47	185	185,517
6.30%, 05/01/54	1,925	2,030,570
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	505	506,440
Series B-3, 4.13%, 11/15/29	525	525,526
Miami-Dade County Educational Facilities Authority, RB, Series C, 5.25%, 11/15/49	3,940	4,159,043
Orange County Health Facilities Authority, RB
4.00%, 10/01/52	1,000	860,247
Series A, 5.00%, 10/01/53	5,075	5,178,072
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	8,075	8,385,891
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	940	884,999
4.00%, 05/01/50	900	749,722
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	3,250	2,852,907
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	500	431,801
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	600	547,427
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(h)(i)	5,629	3,827,628
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,909,701
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	597,517
4.00%, 05/01/51	1,050	863,574
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	1,540	1,507,692
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (PSF), 3.00%, 07/01/51	1,000	711,824
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	1,045	1,038,871
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	260	263,171
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	260	253,455

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Westside Community Development District, Refunding SAB(b) (continued)
4.13%, 05/01/38	$260	$ 251,220
Westside Community Development District, SAB, 4.00%, 05/01/50	815	682,837
		123,175,275
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,531,796
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	3,135	3,267,331
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,337,049
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,813,966
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)(h)(i)	1,410	846,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,267,980
Georgia Housing & Finance Authority, RB, S/F Housing
Series C, 5.13%, 12/01/50	6,640	6,764,133
Series G, (GTD), 4.90%, 12/01/50	5,650	5,703,315
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	21,170	22,238,903
Series B, 5.00%, 12/01/52	5,000	5,206,836
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.14%, 12/01/53(a)	2,830	2,907,047
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,901,547
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	453,582
		56,239,485
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	4,090	4,303,011
AMT, 5.25%, 08/01/26	2,475	2,480,131
		6,783,142
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB
(FHLMC, FNMA, GNMA), 4.38%, 03/01/53	2,220	2,178,388
Series A, 4.38%, 03/01/53	895	847,509
Idaho Housing & Finance Association, RB
(BAM), 5.50%, 05/01/52	1,250	1,270,157
(BAM-TCRS), 5.50%, 05/01/57	1,510	1,530,918
Series A, 5.00%, 08/15/48	2,015	2,111,805
Series A, 5.25%, 08/15/48	3,250	3,450,872
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,006,968
		13,396,617
Illinois — 6.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,200	3,254,978
Series A, 5.00%, 12/01/40	1,730	1,709,964
Series A, 6.25%, 12/01/50	8,435	8,856,184
Series C, 5.25%, 12/01/35	1,845	1,837,431
Series D, 5.00%, 12/01/46	7,085	6,518,504
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	3,770	4,021,125
Series C, 5.00%, 12/01/34	475	475,988
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series G, 5.00%, 12/01/34	$1,025	$ 1,027,131
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.50%, 01/01/48	4,000	3,848,582
Class A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,700	3,812,291
Series E, AMT, Senior Lien, 5.50%, 01/01/60	19,150	19,822,741
Series A, Senior Lien, 5.25%, 01/01/61	12,385	12,826,486
Series B, Senior Lien, 4.50%, 01/01/56	4,405	4,180,436
Series C, Senior Lien, 5.25%, 01/01/54	2,250	2,357,514
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	1,000	991,823
Series A, AMT, Senior Lien, 5.25%, 01/01/48	1,660	1,699,625
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,269,357
City of Chicago Illinois Wastewater Transmission Revenue, RB
Series A, 2nd Lien, (AMBAC), 5.25%, 01/01/53	1,290	1,334,983
Series A, 2nd Lien, (BAM), 5.25%, 01/01/58	885	912,390
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (BAM), 5.50%, 11/01/62	3,220	3,363,456
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	1,100	1,110,643
Series C, 4.00%, 02/15/41	15	14,734
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (PSF), 4.85%, 10/01/42	515	535,606
Series G, Sustainability Bonds, (FNMA, GNMA), 6.25%, 10/01/52	2,500	2,686,462
Series N, Sustainability Bonds, (PSF), 6.25%, 04/01/54	1,540	1,671,781
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (AGM), 4.65%, 10/01/43	1,795	1,832,314
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	980	1,020,791
Series A, 4.00%, 01/01/46	395	372,932
Series B, 5.00%, 01/01/41	13,000	13,027,404
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	5,195	5,128,284
Series A, 5.50%, 06/15/53	280	280,065
Metropolitan Pier & Exposition Authority, RB, CAB(e)
(BAM), 0.00%, 12/15/56	2,165	466,995
Series A, 0.00%, 12/15/56	3,020	632,258
Metropolitan Pier & Exposition Authority, Refunding RB(e)
Series B, (FNMA), 0.00%, 06/15/44	12,445	5,606,769
Series B, (BAM), 0.00%, 06/15/47	22,775	8,358,268
State of Illinois, GO
5.50%, 05/01/39	2,635	2,797,448
Series B, 5.25%, 05/01/41	1,770	1,885,072
Series B, 5.25%, 05/01/43	1,115	1,176,389
Series B, 5.25%, 05/01/44	1,360	1,445,185
Series C, 5.50%, 04/01/51	10,495	10,973,950
Series D, 5.00%, 11/01/28	1,405	1,448,449
Series E, 5.00%, 09/01/43	755	794,877
Series F, 5.25%, 09/01/48	2,620	2,700,013
		150,087,678
Indiana — 0.6%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	365	372,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB
5.00%, 06/01/51	$220	$ 187,624
5.00%, 06/01/56	190	158,120
Series A, 5.00%, 10/01/53	2,150	2,200,513
Indiana Finance Authority, Refunding RB
Class A, 5.50%, 10/01/50	665	704,619
Series C, 5.25%, 10/01/46	5,945	6,358,845
Series C, 5.25%, 10/01/47	2,055	2,184,245
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	990	1,028,197
		13,194,637
Iowa — 0.2%
Iowa Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (Remove), 4.75%, 07/01/49	1,270	1,266,371
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	797,724
University of Iowa Facilities Corp., RB
5.00%, 06/01/47	1,890	1,980,315
5.00%, 06/01/48	1,190	1,240,670
		5,285,080
Kansas — 0.2%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	400,513
University of Kansas Hospital Authority, Refunding RB, 5.50%, 03/01/54	2,820	3,007,179
		3,407,692
Kentucky — 1.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	139,122
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	5,420	5,745,108
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Convertible, 6.45%, 07/01/34	500	572,898
Convertible, 6.60%, 07/01/39	830	941,946
Convertible, 6.75%, 07/01/43	5,750	6,458,016
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	987,717
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	2,000	2,073,188
University of Kentucky, RB, Class A, 5.00%, 04/01/55	8,020	8,158,237
		25,076,232
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,330	1,309,613
AMT, 5.75%, 09/01/64	7,385	7,586,726
AMT, 5.00%, 09/01/66	1,395	1,334,806
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	3,910	4,009,502
Series A, 5.25%, 07/01/53	6,950	7,164,122
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	1,370	1,452,530
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	2,450	2,488,123
		25,345,422
Maryland — 0.5%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	135,608
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB
Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	$525	$ 541,061
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	1,550	1,560,841
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,530	2,517,886
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 08/15/54	4,810	4,967,761
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,480	1,526,649
		11,249,806
Massachusetts — 2.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	3,115	3,201,860
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 01/01/49	3,000	3,133,043
Series D, 5.00%, 10/01/50	3,005	3,126,068
Series E, 5.00%, 11/01/49	1,210	1,256,646
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	2,800	2,571,025
Series A, 5.00%, 01/01/47	6,015	6,014,840
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	400	397,393
5.00%, 07/01/47	1,815	1,837,252
(FHLMC, FNMA, GNMA), 5.50%, 07/01/50	7,510	8,140,459
5.50%, 07/01/55	5,660	6,000,200
(BAM), 5.50%, 07/01/55	4,500	4,826,696
(FHLMC, FNMA, GNMA), 5.50%, 07/01/55	4,010	4,303,565
Series A, 5.00%, 10/01/35	500	500,240
Series P, 5.45%, 05/15/59	2,010	2,151,190
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	600,289
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	8,565	8,771,846
		56,832,612
Michigan — 1.4%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (GTD), 6.25%, 07/01/36	10	10,027
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(c)	45	46,104
Lansing Community College, GOL, 5.00%, 05/01/44	5,070	5,230,532
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	6,650	6,834,240
Michigan Finance Authority, Refunding RB
5.00%, 12/01/28(c)	45	47,653
4.00%, 09/01/46	550	476,052
4.00%, 11/15/46	1,300	1,163,703
5.00%, 12/01/48	1,955	1,982,440
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/46	1,000	1,004,148
Series I, 4.00%, 10/15/52	1,265	1,136,417
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	6,490	6,543,120
AMT, 5.00%, 06/30/48	4,305	4,258,420
State of Michigan Trunk Line Revenue, RB, 5.25%, 11/15/49	1,145	1,212,900
		29,945,756

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 0.9%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	$1,080	$ 1,065,710
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	9,485	8,524,058
Series A, 5.25%, 02/15/58	5,640	5,652,354
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, Subordinate, 5.25%, 01/01/49	1,900	1,946,145
Minnesota Housing Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, (AGM), 5.10%, 07/01/42	1,455	1,545,335
Series M, Sustainability Bonds, (GNMA), 6.00%, 01/01/53	1,465	1,554,862
		20,288,464
Mississippi — 0.4%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	7,010	7,128,733
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	495	498,629
Mississippi Home Corp., RB, S/F Housing, Series C, (AGM), 4.80%, 12/01/49	1,970	1,988,946
		9,616,308
Missouri — 1.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	1,365	1,288,074
Series A, 4.00%, 02/15/49	1,910	1,658,466
Series A, 4.25%, 04/01/55	17,125	16,140,576
Series A, Class P, 5.25%, 02/01/54	330	330,299
Series C, 4.00%, 11/15/49	3,455	3,090,195
Kansas City Industrial Development Authority, ARB
Class B, AMT, (NPFGC), 5.00%, 03/01/49	3,465	3,490,632
Class B, AMT, (AGM), 5.00%, 03/01/55	3,500	3,509,667
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (BAM), 4.39%, 09/01/42	890	902,301
Missouri Housing Development Commission, RB, S/F Housing
Series A, (AGM-CR), 4.60%, 11/01/49	175	173,146
Series C, (FNMA), 4.55%, 11/01/44	1,335	1,335,099
Series C, (AGM), 5.00%, 11/01/55	1,165	1,181,765
		33,100,220
Montana — 0.0%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	160	142,179
Nebraska — 0.1%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,011,880
Nevada — 0.3%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,065	912,530
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	115,295
4.00%, 06/01/44	305	278,142
Security	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	$3,145	$ 3,326,152
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	1,015	1,044,275
5.00%, 07/01/45	1,350	1,367,098
		7,043,492
New Hampshire — 2.3%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	19,395	20,065,018
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	5,130	5,274,607
1st Series, Subordinate, 5.13%, 01/28/43(a)	2,835	2,855,326
Series 2025, Subordinate, 5.15%, 09/28/37	8,050	8,036,344
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	10,377	10,111,182
Series 2, Sustainability Bonds, 4.25%, 07/20/41	3,728	3,719,775
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/01/51(a)	1,330	1,297,930
		51,360,182
New Jersey — 6.5%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	512,857
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,695	2,698,954
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	1,000	1,063,368
5.00%, 06/15/36	1,270	1,341,622
5.00%, 06/15/43	2,435	2,510,157
Class A, 5.25%, 11/01/47	8,210	8,649,165
Series B, 4.50%, 06/15/40	1,270	1,284,941
Series EEE, 5.00%, 06/15/48	11,355	11,543,478
AMT, (AGM), 5.00%, 01/01/31	2,675	2,719,868
AMT, (AGM), 5.13%, 07/01/42	200	201,484
AMT, 5.38%, 01/01/43	8,725	8,734,783
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	7,897	8,116,738
5.75%, 04/01/31	3,380	3,397,076
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,548,938
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	1,525	1,540,388
Sub-Series C, AMT, 3.63%, 12/01/49	665	517,327
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	3,670	3,744,127
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(c)	4,075	4,644,216
Series AA, 5.00%, 06/15/45	1,315	1,315,653
Series AA, 5.00%, 06/15/46	400	400,166
Series AA, 4.00%, 06/15/50	1,730	1,578,218
Series AA, 5.00%, 06/15/50	685	710,888
Series AA, 5.25%, 06/15/50	1,580	1,668,364
Series BB, 5.00%, 06/15/46	3,465	3,636,670
Series BB, 4.00%, 06/15/50	3,000	2,757,303
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series CC, 5.25%, 06/15/55	$7,640	$ 8,000,793
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	5,050	3,609,187
Series A, 0.00%, 12/15/38	5,845	3,639,814
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,387,511
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	10,040	10,718,003
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	4,000	4,043,333
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	7,165	7,098,392
Sub-Series B, 5.00%, 06/01/46	10,540	10,246,738
Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	12,560	12,584,175
		144,164,695
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	610	604,712
New York — 10.8%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	505,715
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,364,003
Series C-1, 5.25%, 09/01/50	7,565	7,917,788
Series D, 4.00%, 04/01/50	1,190	1,088,694
Series G-1, 5.25%, 02/01/53	1,845	1,927,988
Empire State Development Corp., Refunding RB, 4.00%, 03/15/49	1,850	1,705,723
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	2,913,991
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/56	10	10,010
Series A, Sustainability Bonds, (PSF), 4.00%, 11/15/48	2,770	2,508,262
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	65,812
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	945	953,541
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	3,720	3,776,246
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,578,265
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (AGM), 4.70%, 08/01/54	2,565	2,537,754
Series A-1, Sustainability Bonds, 5.00%, 11/01/60	4,880	4,919,681
Series D, Sustainability Bonds, (FHLMC), 5.00%, 05/01/56	2,485	2,493,657
Series F, Sustainability Bonds, (AGM), 5.00%, 08/01/55	11,040	11,158,540
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	1,385	1,458,818
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	1,835	1,782,317
Series DD, 4.13%, 06/15/47	4,175	4,002,152
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	3,560	3,288,782
Series A-1, Subordinate, 5.25%, 05/01/52	3,880	4,075,613
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series B, Subordinate, 5.00%, 05/01/46	$1,520	$ 1,594,718
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,284,658
Series E, Subordinate, 5.00%, 11/01/53	3,255	3,334,128
Series F-1, Subordinate, 4.00%, 02/01/51	13,955	12,746,338
Series G-1, Subordinate, 5.00%, 05/01/47	1,250	1,301,598
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	700	713,706
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,345	1,248,631
Series A, 6.25%, 06/01/41(b)	8,939	8,777,663
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	221,950
Series A-2B, 5.00%, 06/01/51	6,640	5,555,673
Series B, 5.00%, 06/01/41	550	550,328
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	4,280	4,282,792
Series A, Sustainability Bonds, (BAM), 3.00%, 11/15/51	5,835	4,250,084
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,935	2,145,832
New York Power Authority, RB, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.13%, 11/15/58	1,305	1,363,111
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,038,776
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	1,610	1,648,221
Series A, 5.13%, 11/15/55	700	698,775
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	9,725	10,057,714
Series A, 4.00%, 03/15/54	6,385	5,733,262
New York State Thruway Authority, RB
Sustainability Bonds, 4.13%, 03/15/56	1,675	1,541,156
Sustainability Bonds, 4.13%, 03/15/57	2,415	2,214,774
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	3,695	3,912,234
AMT, 5.00%, 12/01/40	2,250	2,351,548
Series A, AMT, 5.00%, 07/01/46	2,765	2,751,443
AMT, Sustainability Bonds, 6.00%, 06/30/55	7,645	8,088,720
AMT, Sustainability Bonds, 6.00%, 06/30/59	4,435	4,676,462
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 06/30/60	7,200	7,690,806
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	4,630	4,835,398
AMT, 4.00%, 10/31/46	425	386,631
AMT, 4.00%, 04/30/53	605	525,155
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.25%, 06/30/60	10,315	10,447,705
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,350	5,431,987
AMT, Sustainability Bonds, 5.50%, 06/30/60	9,580	9,639,664
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (Q-SBLF), 5.25%, 12/31/54	3,430	3,470,581
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	8,275	8,363,698
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	345,238
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	3,000	3,063,281

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 223, AMT, 4.00%, 07/15/41	$1,150	$ 1,116,953
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,315,683
Series A, 5.25%, 05/15/52	1,900	1,991,986
Series A, 4.13%, 05/15/53	4,610	4,264,258
Series A, 4.25%, 05/15/58	7,415	7,027,023
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	745	665,777
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	230	236,200
Series C, 5.00%, 05/15/47	6,930	7,198,233
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	480	394,527
		241,528,431
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (BAM-TCRS), 4.70%, 07/01/50	1,445	1,444,899
Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	1,750	1,855,213
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	790	793,056
5.25%, 11/01/56	4,670	4,691,332
Series A, 5.13%, 10/01/54	110	110,316
Red Oak Independent School District, RB, 5.00%, 02/01/49	460	499,700
		9,394,516
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	894,955
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,037,267
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	270	268,224
Series C, Sustainability Bonds, 4.75%, 07/01/49	6,570	6,573,521
Series C, Sustainability Bonds, 6.25%, 01/01/55	535	593,268
		9,367,235
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	1,525	1,323,520
Series B-2, Class 2, 5.00%, 06/01/55	13,060	10,358,159
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55	6,175	6,468,343
Columbus-Franklin County Finance Authority, RB, M/F Housing, (AGM), 4.82%, 11/01/43	2,135	2,230,870
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	294,198
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	3,095	3,062,605
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,325	1,324,927
Security	Par (000)	Value
Ohio (continued)
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	$4,525	$ 3,995,782
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,422,826
		30,481,230
Oklahoma — 0.5%
Creek County Educational Facilities Authority, RB, (AMBAC), 4.13%, 09/01/48	890	840,836
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	4,455	4,442,481
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	4,015	4,236,420
Series A, (HUD SECT 8), 4.25%, 01/01/55	970	928,102
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,439,302
		11,887,141
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB(e)
Series A, (HUD SECT 8), 0.00%, 06/15/27(c)	330	195,927
Series A, (AGM), 0.00%, 06/15/38	2,740	1,603,505
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	135	135,117
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (HUD SECT 8), 4.33%, 11/01/43	2,290	2,254,887
		4,189,436
Pennsylvania — 5.8%
Allegheny County Airport Authority, ARB
Series A, AMT, (FNMA), 5.50%, 01/01/48	535	561,962
Series A, AMT, (FNMA), 5.50%, 01/01/53	670	697,788
Series A, AMT, (FNMA), 4.00%, 01/01/56	1,670	1,437,398
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/47	5,000	5,031,020
Series A, (FHLMC), 5.00%, 04/01/47	4,655	4,718,678
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	2,008,667
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/47	2,225	2,248,715
Series C, (PSF), 5.25%, 09/01/54	5,165	5,433,163
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (FHLMC, FNMA, GNMA), 4.50%, 09/01/48	1,415	1,424,509
Geisinger Authority, Refunding RB
4.00%, 04/01/50	3,080	2,692,359
Series A-1, 5.00%, 02/15/45	4,725	4,753,728
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	2,490	2,509,324
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	676,115
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,430	1,215,845
Class B, 5.00%, 05/01/57	2,500	2,486,141
5.00%, 09/01/48	1,100	1,105,027
Series B, (AGM), 4.00%, 05/01/52	2,115	1,870,194
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,400	1,413,912
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	$390	$ 390,143
AMT, 5.50%, 06/30/38	785	851,371
AMT, 5.50%, 06/30/40	2,000	2,151,041
AMT, 5.50%, 06/30/43	515	546,131
AMT, 5.75%, 06/30/48	4,555	4,765,885
AMT, 5.25%, 06/30/53	3,330	3,341,065
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.50%, 12/15/51	7,745	7,294,399
Series A, 5.25%, 12/15/51	7,095	7,399,797
AMT, 5.50%, 11/01/44	2,385	2,386,441
Pennsylvania Higher Educational Facilities Authority, RB
4.00%, 08/15/49	5,000	4,460,104
4.00%, 06/15/55	1,175	1,051,771
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	4,390	4,705,557
Series B-1, (AGM), 4.25%, 11/01/48	3,450	3,229,051
Series B-1, (AGM), 4.25%, 11/01/51	4,635	4,245,379
Series B-1, (AGM), 5.00%, 11/01/51	5,950	6,062,761
Series B2, 4.38%, 11/01/54	1,865	1,700,247
Series B2, 5.50%, 11/01/54	2,280	2,361,818
Pennsylvania Housing Finance Agency, RB, Series 2024-26FN, Class PT, 4.63%, 02/01/42	1,780	1,824,526
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	3,300	3,410,573
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	9,985	9,989,785
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,992,850
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,145,222
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,528,158
Series A, Subordinate, 4.00%, 12/01/50	1,075	967,719
Series B, Subordinate, 4.00%, 12/01/51	610	544,839
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	1,725	1,767,271
Series A, 4.00%, 07/01/49	3,000	2,749,122
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	2,420	2,540,740
Pittsburgh School District, GOL, (AGM), 3.00%, 09/01/41	1,165	991,462
School District of Philadelphia, GOL, Series A, (AGM), 5.50%, 09/01/48	400	424,783
		130,104,556
Puerto Rico — 5.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	6,720	7,073,158
Series A-1, Restructured, 5.75%, 07/01/31	7,656	8,275,296
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	21,485	20,484,459
Series A-1, Restructured, 5.00%, 07/01/58	50,822	49,363,663
Series A-2, Restructured, 4.78%, 07/01/58	9,291	8,851,441
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$1,000	$ 988,671
Series B-1, Restructured, 4.75%, 07/01/53	391	372,791
Series B-2, Restructured, 4.78%, 07/01/58	1,485	1,414,744
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	39,635	14,127,638
		110,951,861
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	1,870	1,906,188
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Sustainability Bonds, (FNMA), 4.60%, 10/01/44	2,970	2,993,596
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.45%, 10/01/44	1,550	1,554,487
		6,454,271
South Carolina — 2.1%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,150	1,179,828
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	301,292
4.38%, 11/01/49	470	415,096
Miami-Dade County Educational Facilities Authority, RB, Series A, 5.50%, 11/01/54	2,285	2,403,217
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	9,230	9,896,089
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	3,100	2,594,681
7.50%, 08/15/62(b)	895	800,784
Series A, 5.50%, 11/01/48	2,170	2,315,354
Series A, 5.50%, 11/01/49	8,100	8,618,000
Series A, 5.50%, 11/01/50	2,210	2,340,440
Series A, 4.50%, 11/01/54	3,310	3,188,438
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,385	1,272,816
South Carolina Public Service Authority, Refunding RB
Series A, (AGM), 5.00%, 12/01/55	1,110	1,134,271
Series B, 5.00%, 12/01/46	3,040	3,186,967
Series B, 5.00%, 12/01/51	675	686,896
Series B, (AGM), 5.00%, 12/01/54	900	925,296
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (AGM), 5.00%, 07/01/50	4,895	4,952,433
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	205	206,117
		46,418,015
Tennessee — 2.5%
Knox County Health Educational & Housing Facility Board, RB
Series A-1, (AGM), 5.50%, 07/01/54	490	514,818
Series A-1, (BAM), 5.50%, 07/01/59	430	448,474
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	8,775	8,855,663
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB
5.25%, 05/01/48	555	576,732

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB (continued)
Series A, 5.00%, 07/01/46	$6,590	$ 6,614,036
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB
4.00%, 10/01/49	675	553,841
4.00%, 10/01/54	3,235	2,908,329
5.25%, 10/01/58	5,395	5,096,405
Metropolitan Government Nashville & Davidson County Sports Authority, RB
Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,079,852
Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	3,064,356
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	5,835	6,175,550
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	4,705	4,999,801
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,713,705
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	10,260	10,560,328
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	1,835	1,980,088
		56,141,978
Texas — 13.4%
Alamo Heights Independent School District, GO, (BAM- TCRS), 4.00%, 02/01/51	3,715	3,403,264
Arlington Higher Education Finance Corp., RB(b)(h)(i)
7.50%, 04/01/62	3,915	1,957,500
7.88%, 11/01/62	3,350	2,010,000
Aubrey Independent School District, GO, (BAM), 4.00%, 02/15/52	1,000	897,768
Bexar Management And Development Corp., RB, M/F Housing, (BAM), 4.61%, 07/01/44	2,285	2,310,652
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	1,990	2,004,663
AMT, 5.25%, 11/15/47	2,500	2,590,030
City of Austin Texas Airport System Revenue, Refunding ARB, Series B, 11/15/56(d)	13,925	14,298,080
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	5,915	6,101,796
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	3,805	3,480,508
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	105,897
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	105,179
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	300	322,127
Series B, AMT, 5.50%, 07/15/37	780	834,190
Series B, AMT, 5.50%, 07/15/39	1,400	1,480,109
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	10,780	11,364,742
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	485	485,514
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,253,770
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	3,039,551
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Hotel Occupancy Tax & Special Revenue, Refunding RB, Series C, 1st Lien, 5.50%, 09/01/58	$10,000	$ 10,498,176
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	3,560	3,780,047
Series A, 4.13%, 03/01/51	1,775	1,628,974
City of Houston Texas, Refunding GOL
Series A, 5.25%, 03/01/42	470	512,304
Series A, 5.25%, 03/01/43	810	879,126
City of Hutto Texas, GOL, (FHLMC, FNMA, GNMA), 4.13%, 08/01/49	1,065	999,098
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	2,595	2,393,413
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	7,445	6,842,213
Coppell Independent School District, Refunding GO, (FNMA), 0.00%, 08/15/30(e)	10,030	8,730,912
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	4,970	4,519,080
Series A, 1st Lien, 4.00%, 08/15/54	7,365	6,483,505
County of Harris Texas, Refunding GOL, (AGM), 0.00%, 08/15/28(e)	10,915	10,180,590
Crowley Independent School District, GO, (AGM), 4.25%, 02/01/53	310	293,640
Dallas Fort Worth International Airport, Refunding ARB, Series B, 5.00%, 11/01/47	1,625	1,691,397
Dallas Independent School District, Refunding GO
(AGM), 4.00%, 02/15/53	900	820,569
Series B, (AGM), 4.00%, 02/15/55	2,275	2,051,702
Del Valle Independent School District Texas, GO, (GTD), 4.00%, 06/15/47	1,410	1,328,664
Eagle Mountain & Saginaw Independent School District, GO, (FNMA), 4.00%, 08/15/54	1,305	1,171,498
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	335	335,460
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,735	1,590,416
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46	2,365	2,474,841
Greenwood Independent School District, GO, (FNMA), 4.00%, 02/15/54	3,220	2,873,369
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	5,910	5,284,597
Harris County Municipal Utility District No. 534, GO
(PSF), 5.00%, 09/01/47	1,750	1,773,141
(AGM), 5.00%, 09/01/47	1,100	1,114,546
Harris County-Houston Sports Authority, Refunding RB(e)
Series A, Senior Lien, 0.00%, 11/15/38	4,750	2,425,050
Series G, Senior Lien, (AGM), 0.00%, 11/15/41	10,690	4,551,652
Hidalgo County Regional Mobility Authority, RB, CAB(e)
Series A, 0.00%, 12/01/42	500	224,304
Series A, 0.00%, 12/01/43	1,000	420,739
Leander Independent School District, Refunding GO, Series A, (AGM-CR), 5.00%, 08/15/50	5,750	6,001,517
Longview Independent School District, GO, (GTD), 4.00%, 02/15/49	3,615	3,335,159
Lower Colorado River Authority, Refunding RB, (FHLMC, FNMA, GNMA), 5.00%, 05/15/49	3,055	3,149,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.53%, 02/01/44	$2,900	$ 2,912,248
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(e)	40,420	21,680,026
Midland County Fresh Water Supply District No. 1, Refunding RB, Series A, 0.00%, 09/15/27(c)(e)	2,340	1,453,175
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	7,505	8,131,028
Series A, 5.00%, 08/15/50(b)	1,655	1,418,532
Series A, 5.00%, 08/15/51(b)	1,535	1,407,822
North Texas Tollway Authority, RB(c)
Series B, 0.00%, 09/01/31(e)	5,030	2,703,239
Series C, Convertible, 6.75%, 09/01/31	2,500	2,974,585
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	1,995	1,837,626
Series B, 5.00%, 01/01/43	7,695	7,758,572
Northwest Independent School District, GO, (AGM), 5.25%, 02/15/55	6,405	6,726,589
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	3,360	3,442,437
1st Lien, 5.00%, 10/01/53	1,375	1,410,410
Prosper Independent School District, GO, (BAM- TCRS), 4.00%, 02/15/54	2,860	2,593,337
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	405	403,329
Spring Branch Independent School District, GO, (AGM), 4.00%, 02/01/48	1,275	1,195,826
Sunnyvale Independent School District, Refunding GO, (AGM), 4.25%, 02/15/55	1,960	1,821,626
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	2,900	2,982,535
Series A, 4.00%, 07/01/53	5,005	4,340,969
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/40	2,500	2,500,754
5.00%, 10/01/49	610	607,378
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	7,980	7,390,330
Tarrant Regional Water District, RB, 4.25%, 09/01/55	4,800	4,390,839
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	935	839,024
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (AGM), 5.13%, 01/01/54	540	558,472
Series A, (AGM), 5.75%, 03/01/54	4,360	4,723,725
Series C, (SAW), 5.00%, 09/01/48	3,650	3,716,419
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	2,935	3,146,805
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series B, 5.50%, 01/01/54(a)	2,500	2,731,612
Texas State University System, Refunding RB, 4.00%, 03/15/49	6,385	5,737,464
Texas Transportation Commission State Highway 249 System, RB, CAB(e)
0.00%, 08/01/35	270	183,448
0.00%, 08/01/36	145	93,493
0.00%, 08/01/37	195	118,983
0.00%, 08/01/38	200	115,332
0.00%, 08/01/39	1,000	545,262
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(e) (continued)
0.00%, 08/01/40	$500	$ 257,092
0.00%, 08/01/41	2,000	969,107
0.00%, 08/01/42	2,345	1,075,993
0.00%, 08/01/43	795	346,317
0.00%, 08/01/44	605	249,433
0.00%, 08/01/45	1,135	441,273
Texas Water Development Board, RB
4.45%, 10/15/36	675	719,323
4.75%, 10/15/55	4,960	4,967,043
Series A, 4.38%, 10/15/59	4,780	4,516,448
Thrall Independent School District, GO, (PSF), 5.25%, 02/15/48	3,525	3,698,733
Waller Consolidated Independent School District, GO, Series A, (FHLMC, FNMA, GNMA), 4.00%, 02/15/53	1,700	1,535,367
Ysleta Independent School District, GO, (NPFGC), 4.25%, 08/15/56	6,330	5,877,190
		297,650,763
Utah — 1.5%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	1,275	1,296,737
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	1,790	1,818,230
Series A, AMT, 5.00%, 07/01/51	1,340	1,349,068
Series A, AMT, 5.50%, 07/01/55	9,875	10,403,150
County of Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,353,328
Series B, 4.00%, 05/15/47	1,340	1,212,583
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	6,020	6,445,089
Series B, 2nd Lien, (Remove), 5.50%, 06/01/50	3,450	3,744,361
Series B, 2nd Lien, (FNMA), 5.50%, 06/01/55	2,135	2,285,758
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	300	294,348
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	610	603,868
(GNMA), 4.00%, 04/15/42	400	368,650
5.00%, 06/15/55(b)	835	730,830
Utah Housing Corp., RB, S/F Housing, Series E, (GNMA), 4.70%, 01/01/50	1,665	1,665,004
		33,571,004
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	275	270,145
Virginia — 1.3%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	601	594,423
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(f)	1,441	1,336,572
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	7,375	6,814,697
Henrico County Economic Development Authority, RB
Class A, 5.00%, 10/01/47	4,580	4,596,430
Class A, 5.00%, 10/01/52	1,170	1,143,102
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	4,145	4,225,105

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$3,190	$ 2,668,744
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,332,637
Series G, 5.05%, 11/01/47	1,825	1,868,430
Series G, 5.15%, 11/01/52	505	516,488
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	465	467,061
Series E-2, 4.55%, 10/01/49	230	228,643
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,490	2,407,097
		29,199,429
Washington — 1.7%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.32%, 01/01/40(a)	615	611,704
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	10,975	11,024,587
Series B, AMT, Intermediate Lien, 5.50%, 10/01/50	2,525	2,697,020
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,787,896
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	4,425	4,557,032
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	875	893,328
Series A, 5.50%, 09/01/55	4,365	4,593,367
Washington State Housing Finance Commission, RB, M/F Housing
Series A-1, 0.00%, 11/20/41(a)	3,455	3,331,449
Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	1,324	1,290,548
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/43(b)	3,065	2,936,240
Series A, 5.00%, 07/01/48	205	202,915
		37,926,086
West Virginia — 0.2%
City of Martinsburg West Virginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	567,503
West Virginia Hospital Finance Authority, RB, Class A, 4.38%, 06/01/53	3,000	2,817,509
		3,385,012
Wisconsin — 2.0%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	855	709,050
Class A, 5.00%, 06/15/56(b)	400	323,215
Series A, 5.00%, 07/01/55(b)	1,120	962,133
Series A-1, 4.50%, 01/01/35(b)	1,395	1,367,707
AMT, 5.75%, 06/30/60	2,655	2,719,642
AMT, 6.50%, 06/30/60	2,050	2,256,521
AMT, 5.75%, 12/31/65	5,990	6,122,813
AMT, 6.50%, 12/31/65	12,015	13,216,183
AMT, Sustainability Bonds, 4.00%, 09/30/51	5,615	4,693,920
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,835	1,490,108
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	710	665,599
5.25%, 11/15/55	475	481,301
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
Series B, AMT, 5.00%, 07/01/42	$990	$ 990,249
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	265	273,405
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	2,863,990
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (AGM), 4.85%, 09/01/43	1,150	1,184,267
Series A, Sustainability Bonds, (PSF), 4.75%, 09/01/50	2,535	2,545,128
Series C, Sustainability Bonds, (PSF), 4.75%, 03/01/51	695	697,542
		43,562,773
Wyoming — 0.0%
University of Wyoming, RB, Series C, (GNMA), 4.00%, 06/01/51	855	766,089
Total Municipal Bonds — 106.2% (Cost: $2,314,816,515)		2,365,781,179
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 3.4%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	12,500	13,430,510
Series C, 5.50%, 10/01/54(k)	20,407	21,993,495
Series C-1, 5.25%, 02/01/53	25,895	27,130,323
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,450	13,584,498
		76,138,826
California — 2.6%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54	10,000	10,560,981
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,801,127
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	5,710,000
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	16,742	17,602,227
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	14,785,872
		57,460,207
Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/43(k)	10,000	10,208,852
Series A, AMT, 5.50%, 11/15/53	17,783	18,529,558
		28,738,410
District of Columbia — 3.8%
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/50	10,320	10,787,928
Series A, 5.25%, 06/01/50	23,000	24,469,764
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,141,385
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, 5.00%, 10/01/49	11,194	11,275,185
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB (continued)
Series A, AMT, 5.00%, 10/01/50	$6,218	$ 6,330,333
Series A, AMT, 5.50%, 10/01/54	11,620	12,166,066
Series A, AMT, 5.50%, 10/01/55	4,160	4,390,664
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	9,280	9,912,149
		85,473,474
Florida — 4.3%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	16,105	17,340,640
City of Melbourne Florida Water & Sewer Revenue, RB, Series 2023-ZF, 5.00%, 11/15/50	6,910	7,168,904
City of Tallahassee, RB
Series 2025-ZF, 5.25%, 10/01/50	9,753	10,271,320
Series 2025-ZF, 5.25%, 10/01/55	7,420	7,767,085
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	6,149	6,356,403
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,510	10,746,863
Greater Orlando Aviation Authority, ARB
AMT, Subordinate, 5.25%, 10/01/51(k)	10,380	10,766,168
Series A, AMT, 5.00%, 10/01/42	13,280	13,461,478
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	4,915	5,230,112
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(k)	6,672	7,089,112
		96,198,085
Georgia — 3.0%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	5,340	5,655,611
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	38,177	39,647,103
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(k)	11,883	11,779,816
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(k)	9,240	9,784,473
		66,867,003
Illinois(k) — 1.4%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	21,102	21,586,737
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	10,000	10,293,992
		31,880,729
Indiana — 1.0%
Indiana Finance Authority, RB
Series A, 4.00%, 11/01/51	10,390	9,286,522
Series A, 5.00%, 10/01/53	12,775	13,075,142
		22,361,664
Maryland — 0.8%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	17,414	17,963,319
Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	10,000	10,278,844
Commonwealth of Massachusetts, GO, Series 2024, 5.00%, 12/01/51	8,800	9,175,731
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	$7,712	$ 8,049,956
Series A, 5.00%, 04/01/55	3,380	3,497,865
Series D, 5.00%, 10/01/51	10,000	10,377,813
		41,380,209
Michigan — 1.6%
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,115,094
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.05%, 10/01/48	2,339	2,096,957
Series A, 5.00%, 10/01/48	12,964	13,265,404
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	10,000	10,552,682
		36,030,137
Minnesota — 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, Subordinate, 5.25%, 01/01/49	15,240	15,610,560
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(k)	5,000	4,345,357
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	13,229	13,088,389
		17,433,746
Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	5,240	5,483,246
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (AGM), 4.80%, 09/01/54	5,904	5,920,917
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	8,980	9,564,928
		20,969,091
Nevada — 1.4%
County of Clark Nevada, GOL, Series A, 5.00%, 05/01/48	19,650	20,041,868
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/49	9,500	9,897,093
		29,938,961
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	24,240	24,923,471
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/48	10,000	10,209,378
Series B, 5.25%, 01/01/49	5,395	5,758,577
		40,891,426
New York — 13.2%
City of New York, GO, Series B, 5.25%, 10/01/47	6,560	6,866,470
County of Nassau New York, GOL, Series A, 5.00%, 04/01/55(k)	11,235	11,649,449
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,293,219
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	10,344	10,761,837

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., Series 2025-ZF, 5.00%, 11/01/55	$7,180	$ 7,257,028
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(k)	5,540	5,550,411
New York City Municipal Water Finance Authority, RB
Series AA, Subordinate, 5.00%, 06/15/51(k)	14,617	15,153,161
Series AA-1, 5.25%, 06/15/52	10,980	11,542,093
Series DD1, 5.00%, 06/15/48	10,000	10,156,433
Series GG, 5.00%, 06/15/48	10,000	10,312,972
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 5.25%, 06/15/46	10,000	10,726,656
Series DD, 5.00%, 06/15/47	9,705	10,170,721
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 5.25%, 05/01/48	19,586	20,641,166
Series C-1, Subordinate, 5.00%, 05/01/50	4,737	4,872,831
Series D, 5.00%, 05/01/50(k)	10,000	10,288,054
Series D-1, 5.25%, 11/01/48	5,000	5,231,986
Series H-1, Subordinate, 5.00%, 11/01/50	3,060	3,152,371
New York City Transitional Finance Authority, RB, Series 2025-ZF, 5.00%, 05/01/47	15,000	15,682,757
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,512,550
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47(k)	10,370	10,894,655
Series A, 5.25%, 03/15/52(k)	5,000	5,248,065
Series A, 5.00%, 03/15/53(k)	14,017	14,429,792
Series C, 4.00%, 07/01/49	8,955	8,120,787
Series E, 5.00%, 03/15/46	8,820	9,036,300
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.13%, 06/30/60	10,000	10,045,339
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,477,428
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47(k)	8,640	8,926,232
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	5,773	5,340,251
Series A, 4.25%, 05/15/58	8,263	7,830,981
Triborough Bridge & Tunnel Authority, RB, Series A, 5.50%, 11/15/57	5,339	5,637,409
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51(k)	12,685	13,026,928
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	7,056	7,415,472
Series C, 5.25%, 05/15/52(k)	4,340	4,536,064
		294,787,868
Oklahoma — 0.4%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,126	8,574,501
Security	Par (000)	Value
Oregon — 1.7%
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	$29,953	$ 31,652,092
Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	5,320	5,656,594
		37,308,686
Pennsylvania — 2.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (FHLMC, FNMA, GNMA), 5.50%, 09/01/53	2,831	3,022,521
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,989	4,179,462
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,496	10,272,077
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,620	8,624,131
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(k)	6,750	6,709,207
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	13,290	13,859,225
		46,666,623
Rhode Island — 0.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (AGM), 4.60%, 10/01/49	10,234	10,113,756
South Carolina — 2.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54	16,400	17,583,516
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(k)	37,444	40,189,359
		57,772,875
Tennessee — 1.1%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(k)	11,655	12,354,777
Tennessee State School Bond Authority, RB, Series A, (SAW), 5.00%, 11/01/52	12,500	12,936,741
		25,291,518
Texas — 5.8%
Austin Community College District, Refunding GOL, 5.25%, 08/01/55	11,740	12,341,100
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	6,010	6,188,392
Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	14,377	15,156,805
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/49	6,702	7,070,351
Series A, 5.50%, 02/01/50(k)	11,148	11,890,023
County of Bexar Texas, GOL, Series 2025-ZF, 5.00%, 06/15/49	9,840	10,235,013
Crowley Independent School District, GO, (AGM), 5.25%, 02/01/53	5,967	6,241,626
North Texas Municipal Water District, RB, Series 2025- ZF, 5.00%, 06/01/50(k)	16,613	17,206,629
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	3,660	3,883,929
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	$4,041	$ 4,156,128
Terrell Independent School District, GO, (AGM), 5.25%, 08/01/55	12,920	13,673,886
Texas Water Development Board, RB
4.80%, 10/15/52	7,785	7,853,341
Series A, 5.25%, 10/15/51	11,775	12,414,324
		128,311,547
Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53(k)	9,063	9,468,704
Washington — 1.8%
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	6,240	6,503,185
Series C, AMT, 5.00%, 08/01/46	12,100	12,406,297
State of Washington, GO
Series 2024-A, 5.00%, 08/01/48	10,000	10,449,112
Series C, 5.00%, 02/01/47	10,000	10,404,955
		39,763,549
Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, Series A, 4.45%, 05/01/57	5,000	4,840,411
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.10%, 11/01/43	4,000	3,872,328
		8,712,739
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.7% (Cost: $1,329,385,924)		1,352,108,213

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(i)(l)	55,264	96,712
Total Warrants — 0.0% (Cost: $ — )		96,712
Total Long-Term Investments — 166.9% (Cost: $3,644,202,439)		3,717,986,104
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(m)(n)	74,065,298	$ 74,072,704
Total Short-Term Securities — 3.3% (Cost: $74,072,704)		74,072,704
Total Investments — 170.2% (Cost: $3,718,275,143)		3,792,058,808
Other Assets Less Liabilities — 0.9%		20,355,727
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.9)%		(866,606,818)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.2)%		(717,800,000)
Net Assets Applicable to Common Shares — 100.0%		$ 2,228,007,717

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 1, 2027 to May 1, 2052, is $221,094,183.

(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 14,829,555	$ 59,243,149 (a)	$ —	$ —	$ —	$ 74,072,704	74,065,298	$ 434,044	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,365,781,179	$ —	$ 2,365,781,179
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,352,108,213	—	1,352,108,213
Warrants	—	—	96,712	96,712
Short-Term Securities
Money Market Funds	74,072,704	—	—	74,072,704
	$74,072,704	$3,717,889,392	$96,712	$3,792,058,808
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(860,129,710)	$—	$(860,129,710)
VMTP Shares at Liquidation Value	—	(717,800,000)	—	(717,800,000)
	$—	$(1,577,929,710)	$—	$(1,577,929,710)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
Portfolio Abbreviation (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviation (continued)
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation